Income taxes - Change in deferred tax assets and deferred tax liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	$ (28,099)	$ (59,351)
Business Combination		(1,630)
Profit (loss)	(24,375)	(29,688)
Other comprehensive income (loss)	(43)	125
Changes in foreign currency remeasurement	(308)	(59)
Ending balance	(3,373)	(28,099)
Temporary differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	9,013	58,139
Business Combination		(5,404)
Profit (loss)	(10,683)	(43,826)
Other comprehensive income (loss)	(43)	125
Changes in foreign currency remeasurement	(41)	(21)
Ending balance	(1,754)	9,013
Provision for retirement benefit
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	916	800
Business Combination		0
Profit (loss)	(475)	1
Other comprehensive income (loss)	(44)	127
Changes in foreign currency remeasurement	16	(12)
Ending balance	413	916
Unconfirmed annual leave allowance
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	77	98
Business Combination		0
Profit (loss)	0	(22)
Other comprehensive income (loss)	0	0
Changes in foreign currency remeasurement	(77)	1
Ending balance	0	77
Accrued expense
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	1,930	36,176
Business Combination		0
Profit (loss)	(711)	(34,237)
Other comprehensive income (loss)	0	0
Changes in foreign currency remeasurement	(262)	(9)
Ending balance	957	1,930
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	12,816	17,632
Business Combination		(5,459)
Profit (loss)	(2,183)	643
Other comprehensive income (loss)	0	0
Changes in foreign currency remeasurement	(31)	0
Ending balance	10,602	12,816
Capitalized R&D costs
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	1,123	0
Business Combination		0
Profit (loss)	1,830	1,123
Other comprehensive income (loss)	0	0
Changes in foreign currency remeasurement	1	0
Ending balance	2,954	1,123
Lease liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	1,411	1,120
Business Combination		67
Profit (loss)	(516)	216
Other comprehensive income (loss)	0	0
Changes in foreign currency remeasurement	84	8
Ending balance	979	1,411
Depreciation expense
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	151	0
Business Combination		137
Profit (loss)	(12)	14
Other comprehensive income (loss)	0	0
Changes in foreign currency remeasurement	(47)	0
Ending balance	92	151
Accrued income
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(224)	(6)
Business Combination		0
Profit (loss)	(463)	(215)
Other comprehensive income (loss)	0	0
Changes in foreign currency remeasurement	61	(3)
Ending balance	(626)	(224)
Goodwill
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(5,571)	4,467
Business Combination		0
Profit (loss)	(10,133)	(10,038)
Other comprehensive income (loss)	0	0
Changes in foreign currency remeasurement	0	0
Ending balance	(15,704)	(5,571)
Right-of-use asset
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(1,522)	(977)
Business Combination		(67)
Profit (loss)	447	(465)
Other comprehensive income (loss)	0	0
Changes in foreign currency remeasurement	60	(13)
Ending balance	(1,015)	(1,522)
Plan assets for retirement benefit
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(850)	(740)
Business Combination		0
Profit (loss)	359	(114)
Other comprehensive income (loss)	1	(2)
Changes in foreign currency remeasurement	77	6
Ending balance	(413)	(850)
Others
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(1,244)	(431)
Business Combination		(82)
Profit (loss)	1,174	(732)
Other comprehensive income (loss)	0	0
Changes in foreign currency remeasurement	77	1
Ending balance	7	(1,244)
Net operating loss carryforward
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	23,990	5,934
Business Combination		3,774
Profit (loss)	(14,377)	14,410
Other comprehensive income (loss)	0	0
Changes in foreign currency remeasurement	(749)	(128)
Ending balance	8,864	23,990
Tax credit carryforward
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	13,844	14,171
Business Combination		0
Profit (loss)	(594)	(83)
Other comprehensive income (loss)	0	0
Changes in foreign currency remeasurement	(1,653)	(244)
Ending balance	11,597	13,844
Unrecognized deferred income tax
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(18,748)	(18,893)
Business Combination		0
Profit (loss)	1,279	(189)
Other comprehensive income (loss)	0	0
Changes in foreign currency remeasurement	2,135	334
Ending balance	(15,334)	(18,748)
Deferred tax assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(28,947)	(59,351)
Business Combination		0
Profit (loss)	(25,227)	(30,470)
Other comprehensive income (loss)	(43)	125
Changes in foreign currency remeasurement	(304)	(59)
Ending balance	(3,373)	(28,947)
Deferred tax liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(848)	0
Business Combination		(1,630)
Profit (loss)	852	782
Other comprehensive income (loss)	0	0
Changes in foreign currency remeasurement	(4)	0
Ending balance	$ 0	$ (848)